Document and Entity Information	Aug. 06, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001593222
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	City Office REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-36409
Entity Tax Identification Number	98-1141883
Entity Address, Address Line One	666 Burrard Street
Entity Address, Address Line Two	Suite 3210
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2X8
City Area Code	(604)
Local Phone Number	806-3366
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CIO
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.625% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CIO.PrA
Security Exchange Name	NYSE